Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 6.1%
Black Belt Energy Gas District
Series 2024D , RB , 5.00% , 11/01/26 ..... USD 2,000 $ 2,007,605
Series 2024C , RB , 5.00% , 07/01/27 ..... 935 947,791
Series 2022E , RB , VRDN, 5.00% , 06/01/28
(a)
5,510 5,665,075
Series 2024C , RB , 5.00% , 07/01/28 ..... 1,480 1,519,248
Series 2023D-1 , RB , VRDN,
5.50% , 02/01/29
(a)
............... 2,730 2,845,768
Series 2022C-1 , RB , VRDN,
5.25% , 06/01/29
(a)
............... 330 344,058
Series 2024D , RB , 5.00% , 11/01/29 ..... 3,500 3,624,187
Series 2026E , RB , 5.00% , 07/01/30 ..... 1,795 1,857,534
Series 2026J , RB , 5.00% , 11/01/30 ...... 1,180 1,225,736
Series 2026A , RB , 5.00% , 12/01/30 ..... 3,000 3,113,907
Series 2026B , RB , 5.00% , 12/01/30 ..... 400 417,448
Series 2026H-2-1 , RB , 5.00% , 12/01/30 .. 1,500 1,553,337
Series 2026G , RB , 5.00% , 06/01/31 ..... 9,250 9,653,428
Energy Southeast A Cooperative District
Series 2023B-1 , RB , 5.50% , 11/01/26 .... 800 804,023
Series 2024B , RB , 5.00% , 12/01/26 ..... 100 100,515
Series 2023B-1 , RB , 5.50% , 05/01/27 .... 1,570 1,593,247
Series 2024B , RB , 5.00% , 06/01/27 ..... 115 116,419
Series 2024B , RB , 5.00% , 12/01/27 ..... 100 101,873
Series 2024B , RB , 5.00% , 06/01/28 ..... 240 246,062
Series 2024B , RB , 5.00% , 12/01/28 ..... 250 257,699
Series 2023A-1 , RB , VRDN,
5.50% , 01/01/31
(a)
............... 5,000 5,280,667
Industrial Development Board of the City of
Mobile Alabama, Series 2008, RB, VRDN,
2.75%, 03/15/29
(a)
................ 4,875 4,822,979
Southeast Energy Authority A Cooperative
District
Series 2024C , RB , 5.00% , 11/01/26 ..... 1,000 1,003,679
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/27 ............ 1,000 1,014,719
Series 2024C , RB , 5.00% , 11/01/27 ..... 1,000 1,018,468
Series 2025C , RB , 5.00% , 02/01/28 ..... 840 860,463
Series 2022B-1 , RB , VRDN,
5.00% , 08/01/28
(a)
............... 10,500 10,788,375
Series 2025C , RB , 5.00% , 08/01/28 ..... 1,100 1,134,003
Series 2024C , RB , 5.00% , 11/01/28 ..... 1,000 1,029,963
Series 2025B , RB , 5.00% , 01/01/29 ..... 1,310 1,326,336
Series 2025C , RB , 5.00% , 02/01/29 ..... 885 916,708
Series 2025A , RB , 5.00% , 06/01/29 ..... 170 172,177
Series 2025B , RB , 5.00% , 07/01/29 ..... 1,235 1,250,589
Series 2025C , RB , 5.00% , 08/01/29 ..... 1,130 1,175,788
Series 2025D , RB , 5.00% , 09/01/29 ..... 600 624,620
Series 2025F , RB , 5.25% , 11/01/29 ...... 4,460 4,651,956
Series 2025B , RB , 5.00% , 01/01/30 ..... 1,175 1,190,359
Series 2025D , RB , 5.00% , 09/01/30 ..... 420 440,118
Series 2025E , RB , 5.00% , 10/01/30 ..... 6,000 6,359,885
83,056,812
Arizona — 0.6%
Arizona Board of Regents, Series 2008A, RB,
VRDN, 2.15%, 08/11/26
(a)
........... 1,255 1,255,000
City of Phoenix Civic Improvement Corp., Series
2017A, RB, AMT, 5.00%, 07/01/29 ...... 1,700 1,729,323
Maricopa County Industrial Development
Authority, Series 2024B, RB, VRDN,
(JPMorgan Chase Bank NA LOC),
2.95%, 08/04/26
(a)
................ 5,670 5,670,000
8,654,323
Security
Par (000)
Par (000) Value
California — 3.7%
California Community Choice Financing Authority
Series 2025B , RB , 5.00% , 11/01/28 ..... USD 225 $ 232,036
Series 2026E , RB , 5.00% , 07/01/29 ..... 500 522,676
Series 2023B-1 , RB , VRDN,
5.00% , 08/01/29
(a)
............... 4,500 4,664,151
Series 2026D , RB , 5.00% , 02/01/31 ..... 10,000 10,475,544
California Municipal Finance Authority
(a)
Series 2017A , RB, AMT , VRDN,
3.45% , 12/01/26 ................ 3,500 3,503,547
Series 2026A , RB , VRDN, 3.00% , 02/01/29 5,000 4,984,727
California Pollution Control Financing
Authority, Series 2023, RB, AMT, VRDN,
2.87%, 08/17/26
(a) (b)
............... 2,475 2,474,661
City of Los Angeles, RB, 5.00%, 06/24/27 ... 10,500 10,721,936
City of Los Angeles Department of Airports,
Series 2025A, RB, AMT, 5.00%, 05/15/29 . 4,000 4,207,906
San Diego County Water Authority, TECP,
2.40%, 09/08/26 ................. 5,200 5,199,115
San Joaquin Valley Clean Energy Authority,
Series 2025A, RB, 5.00%, 07/01/28 ..... 475 487,508
State of California, GO, 5.00%, 03/01/30 .... 2,220 2,390,300
49,864,107
Colorado — 2.9%
Board of Governors of Colorado State University
System, Series 2025B, RB, VRDN, (Bank of
America NA SBPA), 2.13%, 08/11/26
(a)
... 2,500 2,500,000
City & County of Denver Airport System
Series 2018A , RB, AMT , 5.00% , 12/01/26 . 5,000 5,035,294
Series 2018A , RB, AMT , 5.00% , 12/01/28 . 4,605 4,795,787
Series 2022A , RB, AMT , 5.00% , 11/15/29 . 3,310 3,494,069
Series 2018A , RB, AMT , 5.00% , 12/01/30 . 5,000 5,320,107
Colorado Health Facilities Authority, Series
2026A, RB, 5.00%, 11/15/29
(c)
........ 5,000 5,252,639
Colorado Housing & Finance Authority, Series
2020A-1, RB, VRDN, (Federal Home Loan
Bank SBPA), 2.25%, 08/11/26
(a)
........ 1,815 1,815,000
Denver City & County Housing Authority, TECP,
2.62%, 10/21/26 ................. 11,100 11,097,343
39,310,239
Connecticut — 2.6%
Connecticut Housing Finance Authority
(a)
Series 2026, Sub-Series A-3 , RB ,
VRDN, ( Bank of America NA SBPA ),
2.95% , 08/04/26 ( GNMA/FNMA/FHLMC ) 8,000 8,000,000
Series 2016B, Sub-Series B-4 , RB , VRDN,
( JPMorgan Chase Bank NA SBPA ),
2.15% , 08/10/26 ( GNMA/FNMA/FHLMC ) 17,100 17,100,000
Series 2020A-3 , RB , VRDN, ( Sumitomo
Mitsui Banking Corp. SBPA ),
2.15% , 08/11/26 ................ 2,500 2,500,000
Series 2022, Sub-Series C-2 , RB , VRDN,
( JPMorgan Chase Bank NA SBPA ),
2.15% , 08/11/26 ( GNMA/FNMA/FHLMC ) 7,975 7,975,000
35,575,000
District of Columbia — 0.8%
District of Columbia Housing Finance Agency
(a)
Series 2022 , RB , VRDN, 3.20% , 12/01/26 . 1,370 1,369,791
Series 2025B , RB , VRDN, 5.00% , 02/01/28 2,010 2,061,923
Series 2025 , RB , VRDN, 3.15% , 11/01/28 . 2,500 2,496,921
Metropolitan Washington Airports Authority
Aviation
Series 2021A , RB, AMT , 5.00% , 10/01/27 . 800 819,085

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Series 2025A , RB, AMT , 5.00% , 10/01/28 . USD 865 $ 899,482
Series 2017A , RB, AMT , 5.00% , 10/01/29 . 530 540,773
Series 2025A , RB, AMT , 5.00% , 10/01/29 . 1,735 1,827,100
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB, VRDN,
(Bank of America NA LOC), 2.21%, 08/11/26
(a) (
b) (d)
......................... 220 220,000
10,235,075
Florida — 3.3%
City of Port St. Lucie Utility System, Series 2016,
RB, 5.00%, 09/01/29 .............. 810 811,373
City of West Palm Beach Utility System, Series
2008C, RB, VRDN, (JPMorgan Chase Bank
NA SBPA), 2.60%, 08/11/26
(a)
......... 5,900 5,900,000
County of Broward Airport System, Series 2017,
RB, AMT, 5.00%, 10/01/29 ........... 2,265 2,307,399
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28 ................. 1,760 1,827,166
Florida Development Finance Corp., Series
2025A, RB, AMT, VRDN, 3.40%, 09/01/28
(a)
1,500 1,501,733
Florida Housing Finance Corp., Series 2026A,
RB, VRDN, 3.00%, 08/01/29
(a)
........ 1,900 1,878,909
Hillsborough County Aviation Authority
Series 2022A , RB, AMT , 5.00% , 10/01/27 . 600 613,621
Series 2024B , RB, AMT , 5.00% , 10/01/27 . 330 337,492
Series 2024B , RB, AMT , 5.00% , 10/01/28 . 3,200 3,330,289
Jacksonville Aviation Authority
Series 2026 , RB, AMT , 5.00% , 10/01/29 .. 1,500 1,575,936
Series 2026 , RB, AMT , 5.00% , 10/01/30 .. 2,030 2,152,408
Lee County Housing Finance Authority, Series
2026, RB, VRDN, 2.65%, 09/01/29
(a)
..... 2,500 2,438,766
Lee County Industrial Development Authority,
Series 2026B, RB, VRDN, (TD Bank NA
LOC), 2.95%, 08/04/26
(a) (b)
........... 7,895 7,895,000
Miami-Dade County Housing Finance Authority,
Series 2025B, RB, VRDN, 3.55%, 03/01/28
(a)
3,000 3,021,564
Miami-Dade County Industrial Development
Authority, Series 2018B, RB, AMT, VRDN,
3.25%, 07/01/27
(a)
................ 4,000 3,994,362
Orange County Health Facilities Authority, Series
2009C-1, RB, VRDN, (TD Bank NA LOC),
2.16%, 08/11/26
(a)
................ 3,715 3,715,000
Pinellas County Housing Finance Authority,
Series 2011, RB, VRDN, (Federal Home Loan
Mortgage Corp. LOC), 2.15%, 08/11/26
(a)
.. 1,090 1,090,000
44,391,018
Georgia — 5.3%
Atlanta Urban Residential Finance Authority,
Series 2025, RB, VRDN, 3.15%, 12/01/28
(a)
1,200 1,197,110
City of Atlanta Department of Aviation, Series
2025BB-1, RB, AMT, 5.00%, 07/01/30 .... 2,450 2,605,345
City of Atlanta Water & Wastewater, Series 2026,
RB, 5.00%, 11/01/30 .............. 2,225 2,412,417
County of Fulton, RB, 5.00%, 12/30/26 ..... 6,500 6,560,776
Development Authority of Burke County (The)
(a)
Series 2013-1 , RB , VRDN, 3.38% , 03/12/27 3,750 3,755,925
Series 1994 , RB , VRDN, 3.00% , 06/15/29 . 3,850 3,832,168
Main Street Natural Gas, Inc.
Series 2019C , RB , VRDN, 4.00% , 09/01/26
(a)
8,520 8,527,970
Series 2024B , RB , 5.00% , 09/01/26 ..... 200 200,286
Series 2023D , RB , 5.00% , 12/01/26 ..... 1,000 1,005,146
Series 2024B , RB , 5.00% , 03/01/27 ..... 490 495,155
Security
Par (000)
Par (000) Value
Georgia (continued)
Series 2022B , RB , 5.00% , 06/01/27 ..... USD 1,750 $ 1,771,595
Series 2024C , RB , 5.00% , 12/01/27 ..... 750 764,147
Series 2024C , RB , 5.00% , 12/01/28 ..... 925 950,570
Series 2024E , RB , 5.00% , 12/01/28 ..... 2,220 2,281,368
Series 2022B , RB , VRDN, 5.00% , 06/01/29
(a)
810 834,209
Series 2024E , RB , 5.00% , 12/01/29 ..... 2,810 2,899,899
Series 2025A , RB , 5.00% , 12/01/29 ..... 750 779,927
Series 2025B , RB , 5.00% , 12/01/29 ..... 1,175 1,212,591
Series 2023B , RB , VRDN, 5.00% , 03/01/30
(a)
2,205 2,306,328
Series 2023A , RB , VRDN, 5.00% , 06/01/30
(a)
24,915 25,763,059
Metropolitan Atlanta Rapid Transit Authority,
TECP, 2.50%, 09/15/26 ............. 2,100 2,099,593
72,255,584
Hawaii — 0.3%
State of Hawaii, Series EY, GO, 5.00%, 10/01/27 3,405 3,410,918
Idaho — 0.8%
State of Idaho, GO, 4.00%, 06/30/27 ...... 10,500 10,622,371
Illinois — 2.8%
Chicago Midway International Airport
Series 2023C , RB, AMT , 5.00% , 01/01/27 . 1,500 1,512,543
Series 2024A , RB, AMT , 5.00% , 01/01/27 . 1,000 1,008,362
Chicago O'Hare International Airport, Series
2024C, RB, AMT, 5.00%, 01/01/29 ...... 10,000 10,430,979
City of Chicago, Series 2025B, RB, VRDN,
3.40%, 06/01/28
(a)
................ 8,000 8,035,340
DeKalb Park District
Series 2025 , GO , 5.00% , 03/01/28 ( BAM ) . 310 319,286
Series 2025 , GO , 5.00% , 03/01/29 ( BAM ) . 325 339,987
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 700 744,845
Illinois Finance Authority
Series 2024 , RB , 5.00% , 08/01/26 ...... 400 400,000
Series 2019 , RB, AMT , VRDN,
3.45% , 11/02/26
(a)
............... 5,000 5,006,987
Series 2024 , RB , 5.00% , 08/01/27 ...... 425 431,483
Series 2025A , RB , 5.00% , 07/01/29 ..... 1,740 1,843,219
Illinois Housing Development Authority
Series 2022F , RB , VRDN, ( Bank of Montreal
SBPA ), 2.30% , 08/11/26 ( GNMA/FNMA/
FHLMC )
(a)
.................... 2,300 2,300,000
Series 2023 , RB , VRDN, 2.80% , 04/01/28
(a)
3,100 3,076,955
Series 2025D , RB , 3.35% , 04/01/30 ( GNMA/
FNMA/FHLMC ) ................. 500 497,362
State of Illinois, Series 2024B, GO,
5.00%, 05/01/28 ................. 1,600 1,655,065
37,602,413
Indiana — 1.9%
Indiana Finance Authority
Series 2021B , RB , VRDN, 2.46% , 03/01/27
(a)
790 788,276
Series 2024 , RB , 5.00% , 03/01/27 ...... 275 277,973
Series 2024 , RB , 5.00% , 03/01/28 ...... 900 923,624
Series 2024 , RB , 5.00% , 03/01/29 ...... 765 795,687
Series 2025D-1 , RB , VRDN,
5.00% , 10/01/29
(a)
............... 2,665 2,803,540
Indiana Moral Obligation, Tender Option Bond
Trust Receipts/Certificates, Series 2016-
XL0019, RB, VRDN, (Barclays Bank plc LIQ),
2.31%, 08/11/26
(a) (b) (d)
.............. 6,000 6,000,000

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indiana (continued)
Indianapolis Local Public Improvement
Bond Bank, Series 2025B-2, RB, AMT,
5.00%, 01/01/30 ................. USD 13,000 $ 13,701,763
25,290,863
Iowa — 4.0%
Iowa Finance Authority
Series 2021 , RB , VRDN, ( Korea Development
Bank LOC ), 2.44% , 08/11/26
(a) (b)
...... 29,600 29,600,000
Series 2016E , RB , 5.00% , 08/15/29 ..... 795 796,735
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(a)
................ 24,140 24,175,353
54,572,088
Kansas — 2.5%
(a)
City of Burlington
Series 2007A , RB , VRDN, 2.45% , 08/11/26 22,000 22,000,000
Series 2007B , RB , VRDN, 2.45% , 08/11/26 9,000 9,000,000
Kansas Development Finance Authority, Series
2026F, RB, VRDN, 3.05%, 12/01/28 ..... 2,300 2,290,879
33,290,879
Kentucky — 3.5%
Kentucky Economic Development Finance
Authority, Series 2010A, RB, AMT, VRDN,
2.90%, 09/01/26
(a)
................ 8,280 8,280,000
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates, Series 2018-XG0161, RB, VRDN,
(Bank of America NA LOC), 2.24%, 08/11/26
(a) (
b) (d)
......................... 500 500,000
Kentucky Public Energy Authority
Series 2024A , RB , 5.00% , 07/01/27 ..... 425 431,005
Series 2024B , RB , 5.00% , 08/01/27 ..... 865 878,357
Series 2023A-1 , RB , 5.00% , 08/01/28 .... 490 503,335
Series 2024B , RB , 5.00% , 08/01/28 ..... 920 945,752
Series 2025A , RB , VRDN, 5.25% , 12/01/29
(a)
18,000 18,926,680
Series 2024A , RB , VRDN, 5.00% , 07/01/30
(a)
10,785 11,174,644
Series 2022A-1 , RB , VRDN,
4.00% , 08/01/30
(a)
............... 5,830 5,858,410
47,498,183
Louisiana — 3.7%
(a)
Louisiana Housing Corp.
Series 2023 , RB , VRDN, 3.20% , 12/01/26 . 2,200 2,199,226
Series 2025 , RB , VRDN, 3.15% , 04/01/29 . 3,000 2,970,329
Louisiana Local Government Environmental
Facilities & Community Development
Authority
Series 2001 , RB , VRDN, 2.58% , 08/11/26 . 1,500 1,500,000
Series 2002 , RB , VRDN, 2.58% , 08/11/26 . 2,100 2,100,000
Louisiana Public Facilities Authority, Series
2009B-1, RB, VRDN, (Sumitomo Mitsui
Banking Corp. LOC), 2.00%, 08/11/26 .... 10,250 10,250,000
Parish of St. James, Series 2010B-1, RB, VRDN,
2.34%, 08/11/26 ................. 30,500 30,500,000
49,519,555
Maryland — 1.4%
County of Montgomery, TECP, 2.53%, 09/03/26 7,300 7,299,607
Maryland Economic Development Corp., Series
2008A, RB, VRDN, 2.15%, 08/11/26
(a)
.... 10,800 10,800,000
Security
Par (000)
Par (000) Value
Maryland (continued)
Maryland Health & Higher Educational Facilities
Authority, Series 2026A, RB, 5.00%, 08/15/30 USD 1,325 $ 1,416,031
19,515,638
Massachusetts — 0.6%
City of Quincy
Series 2024 , GO , 5.00% , 05/01/27 ...... 1,300 1,323,095
Series 2024 , GO , 5.00% , 05/01/28 ...... 1,370 1,425,795
Series 2024 , GO , 5.00% , 05/01/29 ...... 1,435 1,522,053
Massachusetts Bay Transportation Authority,
TECP, 2.48%, 09/01/26 ............. 3,500 3,499,509
Massachusetts Water Resources Authority,
Series 1999B, RB, VRDN, (TD Bank NA
LOC), 2.02%, 08/11/26
(a)
............ 900 900,000
8,670,452
Michigan — 0.6%
Great Lakes Water Authority Water Supply
System, Series 2026D, RB, VRDN,
3.45%, 07/01/30
(a)
................ 2,000 2,003,659
Michigan State Housing Development Authority
Series 2023 , RB , VRDN, 2.67% , 10/01/26
(a)
2,500 2,498,903
Michigan Strategic Fund, Series 2001, RB,
4.13%, 0 ..................... 2,700 2,714,495
Oakland University, Series 2008, RB,
VRDN, (JPMorgan Chase Bank NA LOC),
2.30%, 08/11/26
(a)
................ 690 690,000
7,907,057
Minnesota — 0.6%
Minneapolis-St. Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28 ................. 2,850 2,920,883
Minnesota Housing Finance Agency, Series
2017F, RB, VRDN, (Royal Bank of Canada
SBPA), 2.15%, 08/11/26 (GNMA/FNMA/
FHLMC)
(a)
..................... 4,265 4,265,000
Sartell-St Stephen Independent School District
No. 748
Series 2025A , GO , 5.00% , 02/01/28 ( SD
CRED PROG ) .................. 490 506,277
Series 2025A , GO , 5.00% , 02/01/29 ( SD
CRED PROG ) .................. 290 305,442
7,997,602
Mississippi — 0.2%
Mississippi Business Finance Corp., Series
2009A, RB, VRDN, 3.15%, 08/04/26
(a)
.... 3,100 3,100,000
Missouri — 0.5%
City of Kansas City
Series 2025C , RB , 5.00% , 04/01/29 ..... 2,185 2,299,439
Series 2025C , RB , 5.00% , 04/01/30 ..... 1,215 1,296,313
Industrial Development Authority of the City of
St. Louis Missouri (The), Series 2025, RB,
VRDN, 3.15%, 04/01/28
(a)
........... 1,500 1,499,675
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018C-16,
RB, VRDN, (Royal Bank of Canada LOC),
2.21%, 08/11/26
(a) (b) (d)
.............. 2,000 2,000,000
7,095,427

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nebraska — 0.8%
Lincoln Nebraska Electric, Series 1995,
2.55%, 10/15/26 ................. USD 8,300 $ 8,299,000
Nebraska Investment Finance Authority
Series 2026F , RB, AMT , 3.25% , 09/01/28
( GNMA/FNMA/FHLMC ) ........... 1,215 1,212,689
Series 2026F , RB, AMT , 3.30% , 03/01/29
( GNMA/FNMA/FHLMC ) ........... 750 747,265
10,258,954
Nevada — 0.5%
Reno-Tahoe Airport Authority, Series 2024A, RB,
AMT, 5.00%, 07/01/29 ............. 1,260 1,318,499
State of Nevada Department of Business
& Industry, Series 2001, RB, AMT,
2.85%, 12/01/26
(b)
................ 5,000 4,994,530
6,313,029
New Hampshire — 0.1%
State of New Hampshire, Series 2025A, GO,
5.00%, 04/01/27 ................. 1,600 1,625,262
New Jersey — 2.0%
Borough of Pompton Lakes, GO,
3.50%, 06/04/27 ................. 4,722 4,742,746
County of Essex, GO, 4.00%, 07/07/27 .... 12,100 12,233,111
Hudson County Improvement Authority, RB,
4.00%, 06/11/27 ................. 5,700 5,755,108
New Jersey Higher Education Student
Assistance Authority
Series 2024B , RB, AMT , 5.00% , 12/01/27 . 1,600 1,636,479
Series 2026A , RB, AMT , 5.00% , 12/01/30 . 300 316,769
New Jersey Housing & Mortgage Finance
Agency
Series 2025E , RB , VRDN, 3.15% , 12/01/28
(a)
1,100 1,097,351
Series 2025M , RB , 3.38% , 04/01/29 ..... 290 290,109
Series 2025M , RB , 3.45% , 10/01/29 ..... 465 464,889
Series 2025M , RB , 3.55% , 04/01/30 ..... 245 244,793
26,781,355
New Mexico — 1.2%
Albuquerque Municipal School District No. 12,
Series 2026A, GO, 5.00%, 08/01/26 (SAW) 1,100 1,100,000
New Mexico Municipal Energy Acquisition
Authority
Series 2025 , RB , 5.00% , 05/01/27 ...... 435 440,790
Series 2025 , RB , 5.00% , 05/01/28 ...... 480 493,331
Series 2025 , RB , 5.00% , 05/01/29 ...... 635 659,355
Series 2025 , RB , VRDN, 5.00% , 11/01/30
(a)
12,805 13,484,404
16,177,880
New York — 7.2%
Long Island Power Authority, TECP,
2.58%, 09/17/26 ................. 7,000 6,999,528
Metropolitan Transportation Authority, Series
2005D2, RB, VRDN, (Bank of America NA
LOC), 2.95%, 08/04/26
(a)
............ 7,300 7,300,000
Monroe County Industrial Development
Corp., Series 2023B-1, RB, VRDN,
5.00%, 07/01/27
(a)
................ 4,000 4,068,072
New York City Housing Development Corp.
(a)
Series 2006A , RB , VRDN, ( Federal
National Mortgage Association LOC ),
2.15% , 08/11/26 ................ 2,600 2,600,000
Series 2024F-2 , RB , VRDN, 3.40% , 01/02/29 10,000 10,017,192
Series 2025C-2 , RB , VRDN, 3.75% , 07/02/29 1,925 1,936,961
Series 2026A-2 , RB , VRDN, 3.25% , 02/01/30 12,780 12,693,028
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority
Future Tax Secured
Series 2025H, Sub-Series H-2 , RB , VRDN,
( TD Bank NA SBPA ), 2.95% , 08/04/26
(a)
USD 9,700 $ 9,700,000
Series 2025D , RB , 5.00% , 05/01/29 ..... 80 84,685
Series 2026, Sub-Series G1 , RB ,
5.00% , 11/01/30 ................ 3,575 3,870,479
New York State Environmental Facilities
Corp., Series 2012, RB, AMT, VRDN,
2.95%, 11/02/26
(a)
................ 2,500 2,500,024
New York State Housing Finance Agency
(a)
Series 2025D-2 , RB , VRDN, 3.15% , 11/01/29
( SONYMA ) .................... 14,000 13,833,974
Series 2026G2 , RB , VRDN, 3.35% , 05/01/31
( SONYMA ) .................... 6,555 6,481,332
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27 . 2,830 2,832,953
Port Authority of New York & New Jersey, Series
246, RB, AMT, 5.00%, 09/01/28 ........ 1,500 1,558,955
State of New York Mortgage Agency Homeowner
Mortgage, Series 247, RB, VRDN, (TD Bank
NA SBPA), 2.10%, 08/11/26 (SONYMA)
(a) (b)
10,800 10,800,000
97,277,183
North Carolina — 2.1%
Durham Capital Financing Corp., Series 2016,
RB, 5.00%, 12/01/28 .............. 1,000 1,007,604
Inlivian
(a)
Series 2025 , RB , VRDN, 3.63% , 11/01/27 . 4,000 4,021,027
Series 2025 , RB , VRDN, 3.30% , 11/01/28 . 3,150 3,161,441
North Carolina Housing Finance Agency, Series
59-B, RB, VRDN, (Royal Bank of Canada
SBPA), 3.00%, 08/04/26 (GNMA/FNMA/
FHLMC)
(a)
..................... 9,000 9,000,000
North Carolina Medical Care Commission,
Series 2025B, RB, VRDN, 5.00%, 06/04/30
(a)
3,200 3,391,382
State of North Carolina, Series 2025, RB,
5.00%, 03/01/27 ................. 5,000 5,064,719
University of North Carolina at Chapel Hill,
Series 2003B, RB, VRDN, (TD Bank NA
SBPA), 2.16%, 08/11/26
(a)
........... 2,520 2,520,000
28,166,173
Ohio — 1.9%
City of Miamisburg, GO, 3.75%, 10/21/26 (ST
STANDBY NT PURCHASE) .......... 2,800 2,803,848
Columbus Regional Airport Authority, Series
2025A, RB, AMT, 5.00%, 01/01/30 ...... 1,675 1,760,448
Columbus-Franklin County Finance Authority,
Series 2026, RB, VRDN, 3.20%, 06/01/29
(a)
1,700 1,693,548
County of Franklin, Series 2025B-2, RB,
VRDN, (JPMorgan Chase Bank NA SBPA),
3.05%, 08/04/26
(a)
................ 5,600 5,600,000
Lancaster Port Authority, Series 2024A, RB,
VRDN, 5.00%, 08/01/30
(a)
........... 2,225 2,337,144
Ohio Air Quality Development Authority, Series
2005C, RB, AMT, 3.70%, 04/01/28 ...... 3,250 3,263,726
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 2.39%, 12/01/26
(a)
6,500 6,485,358
State of Ohio, Series 2026-1, RB,
5.00%, 12/15/26 ................. 2,400 2,419,703
26,363,775

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oklahoma — 1.3%
Garfield County Industrial Authority, Series
2024A, RB, VRDN, 2.40%, 08/11/26
(a)
.... USD 12,400 $ 12,400,000
Oklahoma City Public Property Authority, Series
2026, RB, 5.00%, 06/01/30 .......... 4,690 5,028,816
Oklahoma Housing Finance Agency, Series
2026, RB, VRDN, 3.13%, 06/01/29
(a)
..... 1,000 995,801
18,424,617
Oregon — 2.7%
Oregon State Lottery
Series 2025A , RB , 5.00% , 04/01/27 ..... 9,875 10,028,301
Series 2025A , RB , 5.00% , 04/01/28 ..... 6,900 7,168,355
State of Oregon, Series 2025E, GO,
5.00%, 05/15/28 ................. 4,555 4,738,038
State of Oregon Department of Transportation,
Series B, RB, 5.00%, 11/15/29 ........ 2,235 2,275,236
State of Oregon Housing & Community Services
Department, Series 2024R, RB, VRDN,
4.00%, 01/01/29
(a)
................ 12,000 12,129,455
36,339,385
Pennsylvania — 6.3%
Allegheny County Airport Authority
Series 2025A , RB, AMT , 5.00% , 01/01/29
( AGC ) ....................... 5,215 5,437,287
Series 2025A , RB, AMT , 5.00% , 01/01/30 . 5,410 5,710,986
Allegheny County Hospital Development
Authority, Series 2017D-2, Sub-Series D, RB,
VRDN, 2.74%, 08/11/26
(a)
........... 1,000 998,213
City of Philadelphia, Series 2017B, RB, AMT,
5.00%, 07/01/29 ................. 2,000 2,031,786
General Authority of Southcentral Pennsylvania,
Series 2019E, RB, VRDN, (Bank of America
NA SBPA), 3.00%, 08/04/26
(a)
......... 17,000 17,000,000
Pennsylvania Economic Development Financing
Authority
(a)
Series 2023D , RB , VRDN, ( JPMorgan Chase
Bank NA LOC ), 3.00% , 08/04/26 ..... 6,000 6,000,000
Series 2019A , RB, AMT , VRDN,
2.95% , 10/15/26 ................ 4,000 4,000,052
Series 2013 , RB, AMT , VRDN,
2.95% , 11/02/26 ................ 9,000 9,000,085
Series 2019A , RB, AMT , VRDN,
3.25% , 08/02/27 ................ 10,500 10,500,990
Series 2026A , RB, AMT , VRDN,
2.91% , 07/02/29 ................ 3,200 3,200,003
Series 2025A , RB , VRDN, 5.00% , 03/15/30 12,000 12,610,223
Pennsylvania Housing Finance Agency
Series 2026 , RB , VRDN, 2.65% , 09/01/28
(a)
1,175 1,157,161
Series 2025-149A , RB , 5.00% , 04/01/29 .. 400 420,310
Series 2025-149A , RB , 5.00% , 10/01/29 .. 500 529,042
Series 2025-149A , RB , 5.25% , 04/01/30 .. 200 212,741
Sports & Exhibition Authority of Pittsburgh &
Allegheny County, Series 2007A, RB, VRDN,
(PNC BANK N.A. SBPA), 2.15%, 08/11/26
(AGM)
(a)
...................... 4,700 4,700,000
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 .......... 1,870 1,939,692
85,448,571
South Carolina — 0.2%
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/26 ..... 675 679,720
Series 2024A , RB , 5.00% , 12/01/27 ..... 485 499,509
Series 2024A , RB , 5.00% , 12/01/28 ..... 485 508,244
Security
Par (000)
Par (000) Value
South Carolina (continued)
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN, (Barclays
Bank plc LIQ), 2.28%, 08/11/26 (BAM-
TCRS)
(a) (b) (d)
.................... USD 700 $ 700,000
2,387,473
South Dakota — 1.5%
South Dakota Housing Development Authority
Series 2025G , RB , VRDN, ( Bank of America
NA SBPA ), 2.95% , 08/04/26 ( GNMA/
FNMA/FHLMC )
(a)
................ 20,400 20,400,000
Series 2026A , RB , 2.80% , 11/01/29 ( GNMA/
FNMA/FHLMC ) ................. 325 319,167
Series 2026A , RB , 2.85% , 05/01/30 ( GNMA/
FNMA/FHLMC ) ................. 300 294,237
21,013,404
Tennessee — 4.0%
Lewisburg Industrial Development Board, Series
2012, RB, AMT, VRDN, 2.95%, 11/02/26
(a)
. 2,000 2,000,019
Metropolitan Government of Nashville &
Davidson County
TECP , 2.70% , 08/06/26 ............. 5,000 5,000,029
TECP , 2.59% , 09/01/26 ............. 6,400 6,399,385
TECP , 2.85% , 09/22/26 ............. 4,100 4,099,661
TECP , 2.57% , 10/22/26 ............. 3,200 3,199,227
Metropolitan Nashville Airport Authority (The),
Series 2026B, RB, AMT, 5.00%, 07/01/30 . 1,350 1,436,620
Rutherford County Health & Educational
Facilities Board, Series 2025B1, RB, VRDN,
5.00%, 11/15/30
(a)
................ 9,600 10,241,275
Tennergy Corp.
Series 2024A , RB , 5.00% , 06/01/28 ..... 210 216,017
Series 2021A , RB , VRDN, 4.00% , 09/01/28
(a)
3,610 3,635,944
Series 2024A , RB , 5.00% , 06/01/29 ..... 625 649,658
Series 2022A , RB , VRDN, 5.50% , 12/01/30
(a)
5,000 5,266,347
Tennessee Energy Acquisition Corp.
Series 2006A , RB , 5.25% , 09/01/26 ..... 1,850 1,852,709
Series 2006B , RB , 5.63% , 09/01/26 ..... 5,925 5,933,587
Series 2023A-1 , RB , VRDN,
5.00% , 05/01/28
(a)
............... 5,000 5,116,622
55,047,100
Texas — 14.6%
Allen Independent School District, Series 2025A,
GO, 5.00%, 02/15/27 (PSF) .......... 2,000 2,025,205
Bexar Management & Development Corp.,
Series 2026, RB, VRDN, 2.65%, 03/01/28
(a)
1,600 1,583,585
Board of Regents of the University of Texas
System
TECP , 2.45% , 08/17/26 ............. 500 499,949
Series C-2 , 2.40% , 08/26/26 .......... 10,000 9,998,414
TECP , 2.52% , 11/03/26 .............. 12,500 12,498,091
City of Austin, Series A, 2.58%, 11/04/26 .... 1,700 1,699,525
City of Galveston
Series 2024A , RB, AMT , 5.00% , 08/01/26 . 625 625,000
Series 2024A , RB, AMT , 5.00% , 08/01/27 . 650 657,817
Series 2024A , RB, AMT , 5.00% , 08/01/28 . 725 747,567
City of Houston Airport System, Series 2025A,
RB, AMT, 5.00%, 07/01/30 ........... 5,000 5,307,590
City of Houston Combined Utility System, Series
2018C, RB, VRDN, (Bank of America NA
SBPA), 2.19%, 08/11/26
(a)
........... 600 600,000

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Texas (continued)
City of Lubbock Water & Wastewater
Series 2024 , RB , 5.00% , 02/15/27 ...... USD 5,620 $ 5,687,532
Series 2024 , RB , 5.00% , 02/15/28 ...... 2,250 2,326,334
City of San Antonio
TECP , 2.80% , 11/17/26 .............. 18,400 18,394,490
Clifton Higher Education Finance Corp.
Series 2025 , RB , 5.00% , 08/15/28 ( PSF ) .. 1,850 1,932,977
Series 2025 , RB , 5.00% , 08/15/29 ( PSF ) .. 1,850 1,963,947
County of Denton, Series 2026, GO,
5.00%, 07/15/30 ................. 1,475 1,588,872
Dallas Fort Worth International Airport
TECP , 2.65% , 08/05/26 ............. 3,150 3,150,037
Series 2023C , RB, AMT , 5.00% , 11/01/28 . 6,930 7,224,083
El Paso Electric Co., TECP, 2.72%, 10/21/26 . 4,900 4,899,993
Fort Bend Independent School District, Series
2025A, GO, 5.00%, 08/15/26 (PSF) ..... 1,950 1,951,415
Harris County Cultural Education Facilities
Finance Corp., Series 2015-3, RB, VRDN, (TD
Bank NA LOC), 2.15%, 08/10/26
(a)
...... 5,195 5,195,000
Houston Independent School District, Series
2026, GO, 5.00%, 02/15/27 (PSF) ...... 1,515 1,533,205
Leander Independent School District
Series 2025A , GO , 5.00% , 08/15/28 ( PSF ) 590 617,060
Series 2025A , GO , 5.00% , 08/15/29 ( PSF ) 680 722,698
Lewisville Independent School District, Series
2025, GO, 5.00%, 08/15/29 (PSF) ...... 1,750 1,858,311
Love Field Airport Modernization Corp., Series
2021, RB, AMT, 5.00%, 11/01/30 ....... 2,500 2,648,762
Lower Colorado River Authority, Series 2021,
RB, 5.00%, 05/15/28 .............. 1,270 1,319,928
Mission Economic Development Corp., Series
2020A, RB, AMT, VRDN, 2.95%, 11/02/26
(a)
7,000 7,000,066
North East Independent School District, Series
A, TECP, 2.63%, 09/24/26 ........... 4,650 4,649,996
Palestine Independent School District, Series
2026, GO, 5.00%, 02/15/31 (PSF) ...... 740 798,323
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF) .......... 4,500 4,747,970
San Antonio Water System, Series 2016A, RB,
5.00%, 05/15/29 ................. 1,010 1,011,860
State of Texas, Series 2025B, GO, VRDN,
(Federal Home Loan Bank SBPA),
2.35%, 08/11/26
(a)
................ 10,000 10,000,000
Tarrant County Cultural Education Facilities
Finance Corp.
(a)
Series 2025E-1 , RB , VRDN, 2.07% , 08/11/26 10,100 10,100,000
Series 2025B , RB , VRDN, 5.00% , 11/15/29 10,000 10,539,812
Series 2026F , RB , VRDN, 5.00% , 05/01/30 3,300 3,496,554
Series 2022F , RB , VRDN, 5.00% , 11/15/30 615 651,515
Tarrant County Housing Finance Corp., Series
2025, RB, VRDN, 3.60%, 02/01/28
(a)
..... 3,000 3,015,869
Texas Municipal Gas Acquisition & Supply Corp.
III, Series 2021, RB, 5.00%, 12/15/26 .... 1,850 1,862,186
Texas Municipal Gas Acquisition & Supply
Corp. IV, Series 2023A, RB, VRDN,
5.50%, 01/01/30
(a)
................ 22,235 23,328,273
Texas Municipal Gas Acquisition & Supply Corp.
V
Series 2024 , RB , 5.00% , 01/01/28 ...... 750 763,545
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,050 1,078,805
Texas Transportation Commission, Series 2026,
GO, 5.00%, 04/01/31 .............. 3,000 3,255,424
Trinity River Authority, Series A, TECP,
2.70%, 08/04/26 ................. 12,100 12,100,180
Security
Par (000)
Par (000) Value
Texas (continued)
University of North Texas System, Series 2025A,
RB, 5.00%, 04/15/30 .............. USD 890 $ 952,317
198,610,082
Utah — 0.2%
City of Salt Lake City, Series 2018A, RB, AMT,
5.00%, 07/01/29 ................. 1,000 1,031,905
Utah Water Finance Agency, Series B-2, RB,
VRDN, (JPMorgan Chase Bank NA SBPA),
2.20%, 08/11/26
(a)
................ 1,400 1,400,000
2,431,905
Virginia — 1.2%
Lynchburg Economic Development Authority
Series 2026B , RB , 5.00% , 01/01/28 ..... 370 379,822
Series 2026B , RB , 5.00% , 01/01/29 ..... 1,100 1,146,861
University of Virginia, TECP, 2.50%, 10/06/26 . 6,300 6,298,157
Virginia Housing Development Authority
Series 2024H , RB , 3.60% , 12/01/28 ..... 1,450 1,450,041
Series 2024H , RB , 3.63% , 06/01/29 ..... 3,965 3,965,234
Series 2025A , RB , 3.25% , 09/01/29 ..... 1,750 1,749,753
Virginia Public School Authority, Series 2017C,
RB, 5.00%, 08/01/29 (ST INTERCEPT) ... 685 699,940
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28 ..... 1,090 1,123,361
16,813,169
Washington — 1.4%
County of Spokane
Series 2024B , RB, AMT , 5.00% , 01/01/27 . 1,600 1,612,458
Series 2024B , RB, AMT , 5.00% , 01/01/28 . 1,625 1,667,909
Series 2024B , RB, AMT , 5.00% , 01/01/29 . 1,760 1,829,201
Port of Seattle
Series 2018 , RB, AMT , 5.00% , 05/01/28 .. 2,905 2,947,460
Series 2024B , RB, AMT , 5.00% , 07/01/28 . 6,250 6,482,717
State of Washington
Series R-2024C , GO , 5.00% , 08/01/29 ... 2,370 2,520,779
Series 2019B , GO , 5.00% , 06/01/30 ..... 555 576,407
Washington State Housing Finance Commission,
Series 2025, RB, VRDN, 2.70%, 10/01/27
(a)
1,825 1,809,398
Whatcom County Public Utility District No. 1,
Series 2025A, GO, AMT, 5.00%, 12/01/29
(BAM) ....................... 525 548,627
19,994,956
West Virginia — 0.1%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(a)
1,000 1,001,030
Wisconsin — 0.9%
Public Finance Authority
(a)
Series 2017A-3 , RB, AMT , VRDN,
2.95% , 11/02/26 ................ 2,500 2,500,024
Series 2016A-3 , RB, AMT , VRDN,
2.88% , 06/01/27 ................ 10,000 9,982,334
12,482,358
Wyoming — 0.7%
Wyoming Community Development Authority,
Series 2022-2, RB, VRDN, (Barclays Bank
plc SBPA), 2.25%, 08/11/26 (GNMA/FNMA/
FHLMC)
(a)
..................... 9,700 9,700,000
Total Long-Term Investments — 99 .6%
(Cost: $ 1,352,423,639 ) ............................ 1,352,093,265

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 2.19%
(e) (f)
......... 165,443 $ 165,450
Total Short-Term Securities — 0.0%
(Cost: $ 165,450 ) ................................. 165,450
Total Investments — 99 .6%
(Cost: $ 1,352,589,089 ) ............................ 1,352,258,715
Other Assets Less Liabilities — 0.4% .................... 4,649,094
Net Assets — 100.0% ...............................
$ 1,356,907,809
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
When-issued security.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 18,482 $ 146,968
(a)
$ — $ — $ — $ 165,450 165,443 $ 12,409 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Short Maturity Municipal Bond Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 1,352,093,265 $ — $ 1,352,093,265
Short-Term Securities
Money Market Funds ...................................... 165,450 — — 165,450
$ 165,450 $ 1,352,093,265 $ — $ 1,352,258,715
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
LIQ Liquidity Agreement
LOC Letter of Credit
PSF Permanent School Fund
RB Revenue Bonds
SAW State Aid Withholding
SBPA Standby Bond Purchase Agreement
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes